Long-Term Bank Loans - Summary of Loans and Bonds Payable (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (57,148.0)	$ (6,997.7)
Long-term bank loans	31,824.4	4,383.0	$ 970.5
Long-term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Less: Discounts on government grants	(1.3)	(27.8)
Less: Current portion	(2,709.9)	(2,295.6)
Long-term bank loans	$ 31,824.4	$ 4,383.0
Maturity date	Due by December 2030	Due by December 2027
Long-term bank loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.13%	1.15%	0.13%
Long-term bank loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.78%	1.35%	1.78%
Long term borrowings new taiwan dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	$ 4,410.8	$ 6,706.4
Long term borrowings japanese yen [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	$ 30,124.8